direct dial 336 607 7512 direct fax 336 734 2608 jskinner@ktslaw.com

VIA EDGAR

December 19, 2025

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Horizon Funds (the “Trust”)

Post-Effective Amendment No. 57

(File Nos. 333-205411 and 811-23063)

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T; please find Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

The Amendment is filed pursuant to Rule 485(a) of the Securities Act for the purpose of adding a new series of the Trust, Anfield Universal Fixed Income Fund (the “Fund”). The Fund is being established for the purpose of acquiring the assets and assuming the liabilities of Anfield Universal Fixed Income Fund (the “Anfield Fund”), a series of Two Roads Shared Trust (File Nos. 333-182417 and 811-22718) (the “Two Roads Trust”), pursuant to a proposed Agreement and Plan of Reorganization between the Trust and the Two Roads Trust (the “Reorganization”). The Trust expects to file in January 2026 a combined proxy/prospectus on Form N-14 pursuant to which the approval of the Anfield Fund shareholders to the proposed Reorganization will be solicited.

The Trust does not expect the Fund to commence operations prior to the closing of the Reorganization.

If you have any questions or comments, please contact the undersigned at 336-607-7512. Thank you for your consideration.

December 19, 2025

Sincerely,

/s/ Jeffrey Skinner
Jeffrey Skinner

CC: John Drahzal, President of the Trust